[Letterhead]

September 6, 2011

VIA EDGAR

Re:	Transamerica Funds (the “Trust”) (33-02659; 811-04556)

Ladies and Gentlemen:

On behalf of Transamerica Clarion Global Real Estate Securities (the “Fund”), a series of the Trust, we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), an exhibit containing risk/return summary information in an interactive data format that mirrors the risk/return summary information contained in the supplement filed with the Securities and Exchange Commission on August 16, 2011 pursuant to Rule 497(e) under the Securities Act. Such supplement (SEC Accession No. 0000930413-11-00513) is incorporated by reference into this Rule 497 document. The purpose of the filing is to submit the 497(e) filing dated August 16, 2011 in XBRL for the Fund in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary